Other Borrowings	12 Months Ended
Dec. 31, 2012
Other Borrowings

NOTE 9—OTHER BORROWINGS

Information concerning securities sold under agreements to repurchase and treasury tax and loan deposits were as follows.

	2012	2011
Average balance during the year	$18,912	$21,588
Average interest rate during the year	0.11%	0.15%
Maximum month-end balance during the year	$23,328	$25,246
Weighted average interest rate at year end	0.11%	0.16%

Securities underlying repurchase agreements had a fair value of $23,219 at December 31, 2012 and $19,029 at December 31, 2011.